UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blavin & Company, Inc.
Address: 7025 North Scottsdale Road
         Suite 230
         Scottsdale, AZ  85253

13F File Number:  28-05875

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Spalter
Title:     President
Phone:     480.368.1513

Signature, Place, and Date of Signing:

     Michael H. Spalter     Scottsdale, AZ     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $2,245,150 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106   423480  8103336 SH       SOLE                  8103336
AUTOLIV INC                    COM              052800109   200843  3361385 SH       SOLE                  3361385
CBS CORP NEW                   CL B             124857202   154350  4900000 SH  CALL SOLE                  4900000
CBS CORP NEW                   CL B             124857202   212180  6735877 SH       SOLE                  6735877
MCGRAW HILL COS INC            COM              580645109   229095  4500000 SH  CALL SOLE                  4500000
MCGRAW HILL COS INC            COM              580645109   205330  4033200 SH       SOLE                  4033200
MOHAWK INDS INC                COM              608190104   261540  3216980 SH       SOLE                  3216980
TRANSOCEAN INC                 ORD              G90078109   208012  1840000 SH       SOLE                  1840000
WELLS FARGO & CO NEW           COM              949746101   280055  7862300 SH  CALL SOLE                  7862300
WELLS FARGO & CO NEW           COM              949746101    70265  1972623 SH       SOLE                  1972623